Accounts and Notes Receivable, Net	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Receivables [Abstract]
Accounts and Notes Receivable, Net
(12)	ACCOUNTS AND NOTES RECEIVABLE, NET

	March 31, 2015	December 31, 2014
Accounts receivable—trade, net	$664.1	$638.3
Notes receivable	42.9	45.5
Other	126.0	136.6

Total	$833.0	$820.4

Accounts and notes receivable are carried at amounts that approximate fair value. Accounts receivable—trade, net are net of allowances of $9.5 million and $9.9 million at March 31, 2015 and December 31, 2014, respectively. Bad debt expense, within selling, general, and administration expenses, was $0.7 million and $1.2 million for the three months ended March 31, 2015 and 2014, respectively.

(16)	ACCOUNTS AND NOTES RECEIVABLE, NET

	Successor
	Year Ended December 31,
	2014	2013
Accounts receivable—trade, net	$638.3	$637.5
Notes receivable	45.5	44.7
Other	136.6	183.7

Total	$820.4	$865.9

Accounts and notes receivable are carried at amounts that approximate fair value. Accounts receivable—trade, net are net of allowances of $9.9 million and $6.5 million at December 31, 2014 and 2013, respectively. Bad debt expense was $5.1 million and $5.4 million for the Successor years ended December 31, 2014 and 2013, respectively, $0.2 million for the Predecessor period from January 1, 2013 through January 31, 2013 and $5.0 million for the Predecessor year ended December 31, 2012.